Stockholders' Equity - Summary Of Weighted Average Assumptions To Compute Fair Value Of Options (Detail)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.86%	1.25%	1.29%
Risk-free interest rate, maximum	2.17%	2.19%	1.94%
Expected life of option (in years)	6 years 18 days	6 years 18 days
Expected volatility, minimum	44.99%	45.77%	46.79%
Expected volatility, maximum	45.53%	48.58%	48.11%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of option (in years)			4 years 6 months 29 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of option (in years)			6 years 21 days